Schedule of Investments (unaudited)	iShares® U.S. Consumer Discretionary ETF
January 31, 2022	(Formerly iShares® U.S. Consumer Services ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.7%
Alaska Air Group Inc.(a)	26,954	$1,475,462
American Airlines Group Inc.(a)(b)	140,692	2,317,197
Copa Holdings SA, Class A, NVS(a)	6,899	576,618
Delta Air Lines Inc.(a)	140,562	5,578,906
JetBlue Airways Corp.(a)	69,262	1,013,303
Southwest Airlines Co.(a)	129,909	5,814,727
United Airlines Holdings Inc.(a)	71,262	3,055,715
		19,831,928
Auto Components — 1.3%
Aptiv PLC(a)	59,372	8,109,028
BorgWarner Inc.	52,795	2,315,061
Gentex Corp.	51,994	1,632,611
Lear Corp.	13,240	2,215,317
QuantumScape Corp.(a)	53,700	896,253
		15,168,270
Automobiles — 11.6%
Ford Motor Co.	861,175	17,481,853
General Motors Co.(a)	302,576	15,954,832
Harley-Davidson Inc.	33,858	1,170,471
Rivian Automotive Inc., Class A(a)	31,304	2,057,925
Tesla Inc.(a)	106,525	99,784,098
Thor Industries Inc.	11,682	1,105,000
		137,554,179
Commercial Services & Supplies — 0.8%
Copart Inc.(a)	46,004	5,946,017
Driven Brands Holdings Inc.(a)	11,876	335,497
IAA Inc.(a)	29,798	1,368,622
Rollins Inc.	49,974	1,541,698
		9,191,834
Distributors — 1.0%
Genuine Parts Co.	30,643	4,082,567
LKQ Corp.	59,747	3,279,513
Pool Corp.	8,586	4,089,082
		11,451,162
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions Inc.(a)(b)	13,244	1,700,662
Chegg Inc.(a)	31,264	827,558
frontdoor Inc.(a)	18,771	681,387
Grand Canyon Education Inc.(a)	8,715	729,271
H&R Block Inc.	38,502	880,156
Mister Car Wash Inc.(a)(b)	16,861	290,009
Service Corp. International	35,284	2,177,729
Terminix Global Holdings Inc.(a)	26,666	1,150,371
		8,437,143
Entertainment — 10.6%
Activision Blizzard Inc.	169,931	13,426,248
Electronic Arts Inc.	62,376	8,274,800
Liberty Media Corp.-Liberty Formula One, Class A(a)	5,262	288,358
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	43,680	2,630,846
Live Nation Entertainment Inc.(a)	30,341	3,322,643
Madison Square Garden Sports Corp.(a)	4,135	686,699
Netflix Inc.(a)	82,214	35,116,888
Playtika Holding Corp.(a)	22,727	387,041
Spotify Technology SA(a)	30,083	5,904,090
Take-Two Interactive Software Inc.(a)	25,122	4,103,427
Walt Disney Co. (The)(a)	338,984	48,464,543
Security	Shares	Value

Entertainment (continued)
World Wrestling Entertainment Inc., Class A	9,739	$486,366
Zynga Inc., Class A(a)	225,928	2,049,167
		125,141,116
Food & Staples Retailing — 7.8%
Costco Wholesale Corp.	94,383	47,675,685
Walmart Inc.	315,797	44,151,578
		91,827,263
Health Care Equipment & Supplies — 0.0%
Figs Inc., Class A(a)(b)	21,684	487,456

Hotels, Restaurants & Leisure — 15.6%
Aramark	50,516	1,732,194
Booking Holdings Inc.(a)	9,015	22,142,012
Boyd Gaming Corp.(a)	17,948	1,067,188
Caesars Entertainment Inc.(a)	44,778	3,409,397
Carnival Corp.(a)	187,044	3,705,342
Chipotle Mexican Grill Inc.(a)	6,152	9,139,288
Choice Hotels International Inc.	7,651	1,097,153
Churchill Downs Inc.	8,127	1,709,108
Darden Restaurants Inc.	28,547	3,992,869
Domino’s Pizza Inc.	7,962	3,619,923
DraftKings Inc., Class A(a)(b)	67,587	1,492,997
Expedia Group Inc.(a)	31,870	5,841,452
Hilton Worldwide Holdings Inc.(a)	60,270	8,745,780
Hyatt Hotels Corp., Class A(a)	10,857	994,610
Las Vegas Sands Corp.(a)	72,546	3,177,515
Marriott International Inc./MD, Class A(a)	59,811	9,636,748
Marriott Vacations Worldwide Corp.	9,206	1,494,870
McDonald’s Corp.	164,396	42,652,542
MGM Resorts International	85,792	3,665,034
Norwegian Cruise Line Holdings Ltd.(a)	81,394	1,695,437
Penn National Gaming Inc.(a)	36,293	1,655,324
Planet Fitness Inc., Class A(a)	18,372	1,628,494
Royal Caribbean Cruises Ltd.(a)	48,154	3,746,863
Six Flags Entertainment Corp.(a)	16,880	666,591
Starbucks Corp.	259,420	25,506,174
Travel + Leisure Co.	18,796	1,067,613
Vail Resorts Inc.	8,802	2,439,034
Wendy’s Co. (The)	38,992	897,986
Wyndham Hotels & Resorts Inc.	20,211	1,696,714
Wynn Resorts Ltd.(a)	23,273	1,988,678
Yum China Holdings Inc.	94,201	4,537,662
Yum! Brands Inc.	64,557	8,080,600
		184,923,192
Household Durables — 2.7%
DR Horton Inc.	72,234	6,444,718
Garmin Ltd.	33,242	4,135,970
Leggett & Platt Inc.	29,105	1,159,834
Lennar Corp., Class A	58,810	5,652,229
Lennar Corp., Class B	3,492	281,909
Newell Brands Inc.	83,807	1,945,160
NVR Inc.(a)	715	3,808,962
PulteGroup Inc.	55,438	2,921,028
Tempur Sealy International Inc.	39,140	1,558,163
Toll Brothers Inc.	24,439	1,441,168
Whirlpool Corp.	13,061	2,745,292
		32,094,433
Interactive Media & Services — 0.0%
TripAdvisor Inc.(a)	21,532	584,594

Schedule of Investments (unaudited) (continued)	iShares® U.S. Consumer Discretionary ETF
January 31, 2022	(Formerly iShares® U.S. Consumer Services ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 14.4%
Amazon.com Inc.(a)	51,554	$154,222,244
eBay Inc.	137,753	8,274,823
Etsy Inc.(a)(b)	27,856	4,375,620
Qurate Retail Inc., Series A.	79,561	559,314
Wayfair Inc., Class A(a)	16,715	2,606,203
		170,038,204
IT Services — 0.1%
Sabre Corp.(a)	69,434	635,321

Leisure Products — 0.7%
Hasbro Inc.	28,197	2,607,658
Mattel Inc.(a)	76,917	1,609,104
Peloton Interactive Inc., Class A(a)	59,196	1,617,827
Polaris Inc.	12,607	1,419,422
YETI Holdings Inc.(a)	18,869	1,237,429
		8,491,440
Media — 2.3%
Discovery Inc., Class A(a)(b)	36,099	1,007,523
Discovery Inc., Class C, NVS(a)	69,551	1,902,220
Fox Corp., Class A, NVS	70,281	2,854,111
Fox Corp., Class B	32,917	1,223,854
Interpublic Group of Companies Inc. (The)	86,013	3,056,902
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	20,443	945,489
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	35,102	1,633,296
New York Times Co. (The), Class A	36,387	1,456,572
News Corp., Class A, NVS	85,912	1,910,683
News Corp., Class B	26,506	589,493
Nexstar Media Group Inc., Class A	8,631	1,427,395
Omnicom Group Inc.	46,337	3,491,956
Sirius XM Holdings Inc.(b)	193,729	1,232,116
ViacomCBS Inc., Class A	1,732	63,357
ViacomCBS Inc., Class B, NVS	128,080	4,284,276
		27,079,243
Multiline Retail — 3.7%
Dollar General Corp.	51,331	10,701,487
Dollar Tree Inc.(a)	48,971	6,425,974
Kohl’s Corp.	32,884	1,963,504
Nordstrom Inc.(a)	24,174	543,915
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	14,270	684,104
Target Corp.	107,350	23,663,160
		43,982,144
Personal Products — 1.4%
Coty Inc., Class A(a)	74,470	631,506
Estee Lauder Companies Inc. (The), Class A	50,394	15,712,345
		16,343,851
Professional Services — 0.1%
Nielsen Holdings PLC	78,852	1,487,149

Road & Rail — 1.4%
AMERCO	1,986	1,209,375
Lyft Inc., Class A(a)	63,855	2,459,695
Uber Technologies Inc.(a)	355,168	13,283,283
		16,952,353
Software — 0.6%
Trade Desk Inc. (The), Class A(a)	95,499	6,641,001

Specialty Retail — 15.6%
Advance Auto Parts Inc.	13,879	3,213,127
AutoNation Inc.(a)(b)	9,103	992,227
Security	Shares	Value

Specialty Retail (continued)
AutoZone Inc.(a)	4,585	$9,107,415
Bath & Body Works Inc.	53,542	3,002,100
Best Buy Co. Inc.	54,026	5,363,701
Burlington Stores Inc.(a)	14,559	3,449,464
CarMax Inc.(a)	35,833	3,983,555
Carvana Co., Class A(a)(b)	17,177	2,783,705
Dick’s Sporting Goods Inc.	13,862	1,599,675
Five Below Inc.(a)(b)	12,050	1,976,200
Floor & Decor Holdings Inc., Class A(a)(b)	22,315	2,426,087
Foot Locker Inc.	19,640	877,515
GameStop Corp., Class A(a)(b)	14,162	1,542,667
Gap Inc. (The)	44,604	805,994
Home Depot Inc. (The)	143,684	52,729,154
Leslie’s Inc.(a)	29,098	606,111
Lithia Motors Inc.	6,419	1,875,182
Lowe’s Companies Inc.	152,530	36,202,995
O’Reilly Automotive Inc.(a)	14,650	9,548,138
Penske Automotive Group Inc.	6,747	685,698
Petco Health & Wellness Co. Inc.(a)(b)	12,327	231,131
RH(a)	3,875	1,560,928
Ross Stores Inc.	77,032	7,529,878
TJX Companies Inc. (The)	265,422	19,102,421
Tractor Supply Co.	24,971	5,451,419
Ulta Beauty Inc.(a)	11,699	4,255,394
Victoria’s Secret & Co.(a)	16,397	915,445
Williams-Sonoma Inc.	16,276	2,612,949
		184,430,275
Textiles, Apparel & Luxury Goods — 5.7%
Capri Holdings Ltd.(a)	32,552	1,955,399
Carter’s Inc.	9,118	849,068
Columbia Sportswear Co.	8,575	796,360
Deckers Outdoor Corp.(a)	6,045	1,935,790
Hanesbrands Inc.	75,978	1,223,246
Lululemon Athletica Inc.(a)	25,116	8,382,716
Nike Inc., Class B	272,745	40,385,352
PVH Corp.	15,654	1,487,287
Ralph Lauren Corp.	10,450	1,158,278
Skechers U.S.A. Inc., Class A(a)	29,107	1,222,494
Tapestry Inc.	61,507	2,334,191
Under Armour Inc., Class A(a)	41,194	775,683
Under Armour Inc., Class C, NVS(a)	44,927	718,383
VF Corp.	71,235	4,645,234
		67,869,481
Trading Companies & Distributors — 0.1%
SiteOne Landscape Supply Inc.(a)	9,716	1,750,046

Total Common Stocks — 99.9%
(Cost: $1,197,716,711)		1,182,393,078

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	14,661,468	14,665,866

Schedule of Investments (unaudited) (continued)	iShares® U.S. Consumer Discretionary ETF
January 31, 2022	(Formerly iShares® U.S. Consumer Services ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	2,060,000	$2,060,000
		16,725,866
Total Short-Term Investments — 1.4%
(Cost: $16,719,158)		16,725,866

Total Investments in Securities — 101.3%
(Cost: $1,214,435,869)		1,199,118,944

Other Assets, Less Liabilities — (1.3)%		(15,076,517)

Net Assets — 100.0%		$1,184,042,427

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,823,267	$—	$(29,157,196	)(a)	$(1,016)	$811	$14,665,866	14,661,468	$50,003	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,273,000	—	(213,000	)(a)	—	—	2,060,000	2,060,000	75		—
					$(1,016)	$811	$16,725,866		$50,078		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Discretionary Index	3	03/18/22	$560	$(47,944)
S&P 500 E-Mini Index	4	03/18/22	901	(31,066)
				$(79,010)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® U.S. Consumer Discretionary ETF
January 31, 2022	(Formerly iShares® U.S. Consumer Services ETF)

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,182,393,078	$—	$—	$1,182,393,078
Money Market Funds	16,725,866	—	—	16,725,866
	$1,199,118,944	$—	$—	$1,199,118,944
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(79,010)	$—	$—	$(79,010)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4